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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Tax-Free National Fund

Portfolio of Investments - June 30, 2005 (unaudited)

Credit Rating*			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 98.2% of Net Assets

		ARIZONA: 7.7%
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	100,000	111,107
Aaa	AAA	Maricopa County Unified School District #48 Scottsdale, (FSA), 5%, 7/1/15	300,000	336,036
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	1,100,000	1,149,027
Aa3#	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	108,589

		COLORADO: 5%
Aaa	nr	El Paso County School District #020, 5%, 12/15/16	1,005,000	1,111,671

		FLORIDA: 10.9%
Aaa	nr	First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16	1,000,000	1,169,160
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,244,507

		ILLINOIS: 10.3%
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	807,732
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	386,049
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,103,480

		KANSAS: 2.5%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	562,015

		MARYLAND: 1.6%
Aa1	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	103,519
Aa2	AAA	Frederick County, 5.1%, 12/1/17	75,000	83,201
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	54,347
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	95,000	111,704

		MASSACHUSETTS: 5.5%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,226,530

		MICHIGAN: 2.1%
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	463,599

		MINNESOTA: 0.4%
Aa1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	85,000	87,092

		MISSISSIPPI: 5.9%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	651,390
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	664,570

		MISSOURI: 4.9%
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	1,000,000	1,082,530

		NEW JERSEY: 9.8%
Aaa	AAA	New Jersey State Transportation Transit Fund Authority, 5.5%, 12/15/17	1,000,000	1,168,360
Aaa#	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	1,027,123

		NORTH CAROLINA: 5.3%
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	558,320
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	614,762

		NORTH DAKOTA: 2.5%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	550,990

		PENNSYLVANIA: 5.7%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,283,140

		PUERTO RICO: 1.4%
Baa2	BBB	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	103,344
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	200,000	210,510

		TEXAS: 7.1%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	371,115
Aaa	AAA	North Forest Independent School District, 6%, 8/15/11	1,050,000	1,206,891

		VIRGINIA: 5%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	565,980
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	551,600

		WASHINGTON: 4.6%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	663,618
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	348,954

		TOTAL INVESTMENTS (Cost $ 20,380,505)		21,842,562

		CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of Net Assets		398,310

		NET ASSETS: 100%		22,240,872

Mosaic Tax-Free Arizona Fund

Portfolio of Investments - June 30, 2005 (unaudited)

Credit Rating*			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 97.9% of Net Assets

		EDUCATION: 27.3%
Aa3	AA	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	200,000	207,358
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	294,638
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	78,231
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	105,198
Aaa#	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	150,000	156,281
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	205,628
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	125,000	129,145
Aaa	AAA	University of Arizona, (AMBAC Insured) 5%, 6/1/17	125,000	134,815
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	306,768

		GENERAL OBLIGATION: 11.2%
Baa2	BBB	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	389,059
Aa3	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	271,473

		HOSPITAL: 7.2%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	162,922
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	265,318

		HOUSING: .7%
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	40,000	40,199

		INDUSTRIAL DEVELOPMENT: 1.7%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	104,603

		LEASING AND OTHER FACILITIES: 25.2%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	357,469
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	103,458
A1	A+	Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	313,848
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	280,000	310,279
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	279,703
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	125,000	130,571

		TRANSPORTATION: 15.3%
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	149,994
Aaa	AAA	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	564,460
Aaa	AAA	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	134,242
Aaa	AAA	Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	54,955

		WATER AND SEWER: 9.2%
Aa3	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	254,479
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	289,113

		TOTAL INVESTMENTS (Cost $5,427,660)		5,794,207

		CASH AND RECEIVABLES LESS LIABILITIES: 2.1% of Net Assets		126,039

		NET ASSETS: 100%		5,920,246

Mosaic Tax-Free Missouri Fund

Portfolio of Investments - June 30, 2005 (unaudited)

Credit Rating*			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 97.1% of Net Assets

		EDUCATION: 31.3%
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	333,348
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	225,108
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	322,737
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	344,477
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	313,338
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	312,636
nr	AA+	Polk County School District R-1 Bolivar, 5%, 3/1/21	110,000	120,075
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	304,106
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	200,000	224,894

		GENERAL OBLIGATION: 11.6%
Aa2	nr	Lees Summit, 4.7%, 4/1/21	325,000	340,210
Baa2	BBB	Puerto Rico Commonwealth Public Improvement, 6.5%, 7/1/14	480,000	583,589

		HOSPITAL: 3.8%
Aa2	AA+	Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	116,285
Aaa	AAA	Missouri State Health & Educational Facilities Revenue, (MBIA Insured) 6.4%, 6/1/10	165,000	188,535

		HOUSING: 9.3%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	157,882
nr	AAA#	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	582,565

		LEASING AND OTHER FACILITIES: 30.8%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	326,835
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	215,374
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	385,270
Baa1	BBB+	Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	226,553
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	78,446
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	307,992
Aa3	nr	Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	186,056
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	335,118
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/06	375,000	395,089

		POLLUTION CONTROL REVENUE: 3.2%
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	252,812

		TRANSPORTATION: 5.3%
Aa2	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	272,355
nr	AA-	Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%, 12/1/13	150,000	150,534

		WATER AND SEWER: 1.8%
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	145,439

		TOTAL INVESTMENTS (Cost $7,162,528)		7,747,658

		CASH AND RECEIVABLES LESS LIABILITIES: 2.9% of Net Assets		234,796

		NET ASSETS: 100%		7,982,454

Mosaic Tax-Free Virginia Fund

Portfolio of Investments - June 30, 2005 (unaudited)

Credit Rating*			Principal	Market
Moody's	S&P		Amount	Value
		LONG TERM MUNICIPAL BONDS: 96.4% of Net Assets

		EDUCATION: 12.8%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 6%, 4/01/21	1,000,000	1,090,880
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	502,160
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	950,733
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	20,246
Aa1	AA+	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.25%, 8/1/16	200,000	209,398
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	868,907

		GENERAL OBLIGATION: 23.5%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	226,706
Aaa	AAA	Arlington County, 5%, 2/1/19	250,000	267,905
Aaa#	AAA	Culpepper County, (Prerefunded 1/15/10 @ 101) 6%, 1/15/21	500,000	567,165
Aaa#	AA+	Loudoun County, (Prerefunded 5/1/12 @ 100) 5.25%, 5/1/13	620,000	696,483
Aaa	AA+	Loudoun County, 5.25%, 5/1/13	130,000	145,445
Aaa	AA+	Loudoun County, 5%, 10/1/13	500,000	560,455
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,322,533
Aa2	AA	Newport News, 5%, 5/1/18	820,000	904,837
Baa2	BBB	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,355,628
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	596,446

		HOSPITAL: 9.9%
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	271,775
Aa2	AA+	Fairfax County Industrial Development Authority Revenue Bond, 6%, 8/15/26	500,000	527,760

Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	724,454
Aaa#	nr	Prince William County Industrial Development Authority, Hospital Revenue, (Prerefunded 10/1/05 @ 102), 6.85%, 10/1/05	85,000	87,559
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	567,465
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	611,630

		HOUSING: 6.9%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	440,712
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	157,883
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,329,912

		INDUSTRIAL DEVELOPMENT: 3.8%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,084,590

		LEASING AND OTHER FACILITIES: 9.7%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	560,730
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,067,720
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,118,240

		MUNICIPAL OTHER: 13.4%
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	551,600
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,125,490
Aaa	AAA	Southwest Regional Jail Authority Revenue, (MBIA Insured), 4.5% 9/1/10	1,000,000	1,064,690
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,063,950

		TRANSPORTATION: 7.3%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	394,114
Aa2	AA	Virginia Commonwealth Transportation Board 5.00% 9/27/12	750,000	833,482
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	800,000	850,904

		WATER & WASTE: 9.1%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5% 10/1/15	570,000	642,994
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25% 11/15/13	700,000	798,420
Aaa	AAA/A-1	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,149,450

		TOTAL INVESTMENTS (Cost $25,780,758)		27,311,451

		CASH AND RECEIVABLES LESS LIABILITIES: 3.6% of Net Assets		1,012,473

		NET ASSETS: 100%		28,323,923

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 8, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 8, 2005